Operating Lease (Details) - Schedule of the Lease Payments the Company Paid - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Lease Payments the Company Paid [Abstract]
Lease payments	$ 75	$ 79
Total	$ 75	$ 79